Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash Flows from Operating Activities:
Net (loss) income	$ (2,122,427)	$ 27,555,442	$ (82,889,335)
Less: net income (loss) from discontinued operations		28,488,305	(82,206,040)
Net loss from continuing operations	(2,122,427)	(932,863)	(683,295)
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrants	(282,232)	(1,088,443)	(205,785)
Issuance cost in connection with registered direct offerings		455,531
Share based compensation expenses	4,417	123,000	872,000
Reversal of provision for doubtful allowance	(1,422)
Depreciation of property and equipment	148,436	25,012
Loss from disposal of property and equipment	10,517
Amortization of intangible assets	13,966	4,297
Amortization of right of use assets	152,753
Equity investment loss	22,245
Changes in assets and liabilities:
Trade receivables	(47,597)	(129,666)
Inventories	76,506	(74,139)
Prepayments	57,380	(59,137)
Other current assets	164,510	(240,722)
Other noncurrent assets	106,667	(13,632)
Trade payable	(38,218)	91,783
Unearned income	13,313
Other current liabilities	(110,957)	130,809
Lease liabilities	(65,391)
Net cash used in operating activities from continuing operations	(1,897,534)	(1,708,170)	(17,080)
Net cash provided by (used in) operating activities from discontinued operations		651,061	(3,161,220)
Net cash used in operating activities	(1,897,534)	(1,057,109)	(3,178,300)
Cash Flows from Investing Activities:
Investment in asset acquisition		(586,313)
Purchases of property and equipment	(288,799)	(959,994)
Payment of deposits in property and equipment	(203,621)
Proceeds from disposal of property and equipment	126,865
Purchases of intangible assets		(78,621)
Collection of short-term investments	944,363
Investment in short-term investments		(4,104,188)
Proceeds from disposal of Elite and its subsidiaries		1,750,000
Cash in connection with discontinued operations		45,122	(13,144)
Investment in a joint venture	(210,000)
Acquisition of a subsidiary, net of cash acquired	(2,369,775)
Net cash used in investing activities from continuing operations	(2,000,967)	(3,933,994)	(13,144)
Net cash used in investing activities from discontinued operations		(503,850)	(1,121,306)
Net cash used in investing activities	(2,000,967)	(4,437,844)	(1,134,450)
Cash Flows from Financing Activities:
Cash raised in private placement of ordinary shares		5,500,000	1,176,307
Cash raised in registered direct offering, net of transaction costs	4,540,350	4,118,233
Net cash provided by financing activities from continuing operations	4,540,350	9,618,233	1,176,307
Net cash used in financing activities from discontinued operations		(124,592)	(689,388)
Net cash provided by financing activities	4,540,350	9,493,641	486,919
Effect of exchange rate changes on cash and cash equivalents	1,099	(291,223)	4,787,111
Increase in cash and cash equivalents	642,948	3,707,465	961,280
Cash and cash equivalents at beginning of year	4,668,745	961,280
Cash and cash equivalents at end of year	5,311,693	4,668,745	961,280
Supplemental disclosures of cash flow information:
Interest paid
Tax paid
Major non-cash transactions:
Issuance of ordinary shares for professional services	4,417	123,000	872,000
Issuance of ordinary shares for acquisition of a subsidiary	$ 3,400,000